July 9, 2024

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: World Funds Trust (the “Trust”) – Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of World Funds Trust ("Trust"), we transmit herewith for filing with the U.S. Securities and Exchange Commission pursuant to Rule 488 under the Securities Act of 1933 (the "Act") the Trust's registration statement on Form N-14 under the Act (the "Registration Statement"). The Registration Statement relates to a proposed Agreement and Plan of Reorganization providing for the transfer of all the assets and liabilities of The Cook & Bynum Fund, a series of the Cook & Bynum Funds Trust, into a “shell” series of World Funds Trust, the Cook & Bynum Fund (“Acquiring Fund”), in exchange for shares of the Acquiring Fund.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@practus.com.

Regards,

/s/ John H. Lively
On behalf of Practus, LLP